CONVERTIBLE DEBT (Schedule of Changes of Long-term Convertible Debt) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015
CONVERTIBLE DEBT [Abstract]
Balance as of January 1, 2016		$ 35,926
Change in accrued interest		835
Change in fair value		1,120	$ 1,780
Payment of interest		(952)
Payment of principal		(7,620)
Balance as of June 30, 2016	[1]	29,309
Convertible Debt [Member]
CONVERTIBLE DEBT [Abstract]
Accrued interest		$ 372

[1]	Includes accrued interest of $372